Note 13 - Long-term Debt	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Long-Term Debt [Text Block]
13.	Long-term debt

	As at December 31,
	2025	2024
Revolving Credit Facility	$1,072,257	$995,520
Senior Notes	542,044	495,519
Finance leases maturing at various dates through 2029	15,198	12,232
Other long-term debt maturing at various dates through 2030	4,012	5,204
	1,633,511	1,508,475

Less: current portion	8,119	6,061
Long-term debt - non-current	$1,625,392	$1,502,414

On November 29, 2024 the Company amended and extended the multi-currency, sustainability-linked senior unsecured revolving credit facility (the “Revolving Credit Facility”). The Company increased the Revolving Credit Facility from $1,750,000 to $2,250,000 and extended for a 5-year term maturing November 29, 2029. The Revolving Credit Facility bears interest at an applicable margin of 1.125% to 2.5% over floating reference rates, depending on financial leverage ratios. The applicable margin may be adjusted, annually, plus or minus 0.05% subject to achieving certain sustainability metrics. For the twelve months ended December 31, 2025, the weighted average interest rate on borrowings under the Revolving Credit Facility was 5.9% (2024 – 6.7%). The Revolving Credit Facility had $1,159,419 of available undrawn credit as at December 31, 2025 ($1,235,898 as at December 31, 2024). As at December 31, 2025, letters of credit in the amount of $18,324 were outstanding against the Revolving Credit Facility ($18,582 as at December 31, 2024). The Revolving Credit Facility requires a commitment fee of 0.11% to 0.35% of the unused portion, depending on financial leverage ratios.

The Company has outstanding senior unsecured notes with a carrying value of $542,044. A summary of the unsecured senior notes is provided in the table below:

		Maturity		Interest
	Term	Date	Carrying Value	Rate
Senior Notes due 2028 - €210,000	10-year	May 30, 2028	$246,093	2.23%
Senior Notes due 2031 - €125,000	10-year	October 7, 2031	146,422	1.52%
Senior Notes due 2031 - $150,000	10-year	October 7, 2031	149,529	3.02%
			$542,044

The Senior Notes due 2028 and the Senior Notes due 2031 are each held by a group of institutional investors.

The Revolving Credit Facility, Senior Notes due 2028, and Senior Notes due 2031 rank equally in terms of seniority and have similar financial covenants, including leverage and interest coverage. The Company was in compliance with all covenants as of December 31, 2025. The Company is limited from undertaking certain mergers, acquisitions and dispositions without prior approval.

The estimated aggregate principal repayments on long-term debt required in each of the next five years and thereafter to meet the retirement provisions are as follows:

For the year ended December 31,
2026	$8,119
2027	6,153
2028	249,181
2029	1,408
2030 and thereafter	1,368,650
$1,633,511